Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2021	2020	2019
Contracts with customers (CHF million)
Investment and portfolio management	3,497	3,187	3,438
Other securities business	56	66	63
Underwriting	2,493	2,255	1,564
Brokerage	3,067	3,242	2,891
Other services	2,161	1,475	1,521
Total revenues from contracts with customers	11,274	10,225	9,477

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2021	2020
Contract balances (CHF million)
Contract receivables	865	1,001
Contract liabilities	55	48
Contract balances
in	4Q21	3Q21	2Q21	1Q21
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	9	10	18	8

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2021	2020	2019
Contracts with customers (CHF million)
Investment and portfolio management	3,401	3,087	3,295
Other securities business	61	73	89
Underwriting	2,560	2,348	1,602
Brokerage	3,087	3,243	2,898
Other services	2,244	1,566	1,611
Total revenues from contracts with customers	11,353	10,317	9,495

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2021	2020
Contract balances (CHF million)
Contract receivables	865	993
Contract liabilities	55	48
Contract balances
in	4Q21	3Q21	2Q21	1Q21
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	9	10	18	8